UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☑	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2013 to March 31, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):

May 13, 2013 (January 1, 2013)

Education Funding Capital I, LLC

(Exact name of securitizer as specified in its charter)

025-00509 (Commission File Number of securitizer)	0001219701 (Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Education Funding Capital I, LLC, as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR §240.15Ga-1), in respect of all asset-backed securities issued by it and outstanding during the quarterly reporting period ended March 31, 2013 in the federally-insured student loan asset class.

For the period:

January 1, 2013 through March 31, 2013

Name of Issuing Entity	Check if Registered	CIK #	Name of Originator	Total Assets in ABS by Originator			Assets that were subject to Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	of (a) Entity	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)

Education Funding Capital Trust IV			Student Loan Xpress, Inc.	30,466	$914,530,861.00	100.0%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%

CIT Education Loan Trust 2005-1			Student Loan Xpress, Inc.	42,722	$970,170,272.00	100.0%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%

CIT Education Loan Trust 2007-1			Student Loan Xpress, Inc.	80,594	$2,805,720,742.00	100.0%	35	$685,973.10	0.037%	35	$685,973.10	0.037%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%

CIT Education Loan Trust 2011-1			Student Loan Xpress, Inc.	27,679	$672,226,360.00	100.0%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%

CIT Education Loan Trust 2012-1			Student Loan Xpress, Inc.	45,197	$456,012,737.00	100.0%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EDUCATION FUNDING CAPITAL I, LLC
(Securitizer)

By:	/s/ Usama F. Ashraf
Name: Usama F. Ashraf
Title: Senior Vice President & Assistant Treasurer

Date: May 13, 2013